Stockholder's Equity - Common Stock Shares (Details)	1 Months Ended	3 Months Ended
	Dec. 31, 2020 Vote $ / shares shares	Mar. 31, 2021 $ / shares shares	Feb. 09, 2021 shares	Feb. 04, 2021 shares
Class of Stock [Line Items]
Common shares, votes per share | Vote	1
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	100,000,000	100,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	0	2,508,091
Common shares, shares outstanding (in shares)	0	2,508,091
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	33,039,409	33,039,409
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Class A common stock subject to possible redemption, outstanding (in shares)	0	33,039,409
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	10,000,000	10,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	8,625,000	8,625,000
Common shares, shares outstanding (in shares)	8,625,000	8,625,000		8,625,000
Percentage Of Issued And Outstanding Shares After The Initial Public Offering Collectively Held By Initial Stockholders	20.00%	20.00%
Number Of Shares Subject To Forfeiture	1,125,000		1,125,000
Class B Common Stock | Sponsor
Class of Stock [Line Items]
Percentage Of Issued And Outstanding Shares After The Initial Public Offering Collectively Held By Initial Stockholders	20.00%
Common stock subject to redemption
Class of Stock [Line Items]
Class A common stock subject to possible redemption, issued (in shares)	0	33,039,409